CORE DEPOSIT INTANGIBLE (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Core Deposit Intangible
Net carrying value	$ 138,000	$ 196,000
Core deposit intangible
Core Deposit Intangible
Gross carrying value	3,258,000	3,258,000
Less accumulated amortization	(3,120,000)	(3,062,000)
Net carrying value	$ 138,000	$ 196,000